RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.

a)	Transactions with the immediate parent
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with our limited partnership agreement. Less than $1 million in director fees were incurred during the year ended December 31, 2018 (2017: less than $1 million, 2016: less than $1 million).

b)	Transactions with other related parties
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $214 million for the year ended December 31, 2018 (2017: $230 million, 2016: $158 million). As of December 31, 2018, $51 million was outstanding as payable to the Service Provider (2017: $64 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holdings LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of December 31, 2018, Brookfield Infrastructure had a receivable balance of $20 million from subsidiaries of Brookfield (December 31, 2017: $20 million) and loans payable of $73 million to subsidiaries of Brookfield (December 31, 2017: $75 million). The loans are payable in full between 2019 and 2026 with interest rates ranging from 3.8% to 8.5% per annum.
Brookfield Infrastructure, from time to time, will place funds on deposit with Brookfield. As at December 31, 2018, Brookfield Infrastructure’s deposit balance with Brookfield was less than $1 million (December 31, 2017: less than $1 million) and earned interest of less than $1 million for the year ended December 31, 2018 (2017: less than $1 million, 2016: less than $1 million).
Brookfield Infrastructure has entered into a $500 million revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of December 31, 2018, there were $nil (December 31, 2017: $nil) borrowings outstanding.
Brookfield Infrastructure’s subsidiaries provide heating, cooling, and connection services in the normal course of operations on market terms to subsidiaries and associates of Brookfield Property Properties L.P. In addition, our subsidiaries lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield Property Properties L.P. For the year ended December 31, 2018, revenues of $16 million were generated (2017: $8 million, 2016: $1 million) and expenses of $5 million were incurred (2017: $4 million, 2016: less than $1 million).
Brookfield Infrastructure utilizes a wholly-owned subsidiary of Brookfield to negotiate and purchase insurance and assess the adequacy of insurance on behalf of our partnership and certain subsidiaries. During the year ended December 31, 2018, Brookfield Infrastructure paid less than $1 million for these services (2017: less than $1 million, 2016: less than $1 million).
Brookfield Infrastructure’s U.K. port operation provides port marine services on market terms to a subsidiary acquired by Brookfield Business Partners L.P. during 2017. For the year ended December 31, 2018, $4 million of revenues were generated (December 31, 2017: $2 million). In addition, Brookfield Infrastructure’s Australian port operation provides transportation services on market terms to a subsidiary of Brookfield Business Partners L.P. in the normal course of its operations. For the year ended December 31, 2018, revenues of less than $1 million were generated (2017: $nil).
Brookfield Infrastructure’s subsidiaries purchase electricity from, and distribute electricity on behalf of, a subsidiary of Brookfield Renewable Partners L.P. in the normal course of operations on market terms. For the year ended December 31, 2018, revenues of $1 million were generated (2017: $nil) and expenses of $11 million were incurred (2017: $nil).